Other Gains (Losses) (Details) - CAD ($) $ in Millions		12 Months Ended
		Aug. 31, 2021	Aug. 31, 2020
Other Gains (Losses) [Abstract]
Gain on disposal of fixed assets and intangibles		$ 3	$ (3)
Costs associated with Rogers Transaction		(23)	0
Debt Redemption Penalty		0	(17)
Fair value adjustment of private investments		27	0
Other	[1]	(9)	4
Total other gains (losses)		$ (2)	$ (16)

[1]	Other gains (losses) generally includes realized and unrealized foreign exchange gains and losses on US dollar denominated current assets and liabilities and the Company’s share of the operations of Burrard Landing Lot 2 Holdings Partnership.